Jun. 14, 2020

ASHMORE FUNDS

Supplement dated September 2, 2020 to the Ashmore Emerging Markets Short Duration Select Fund’s Prospectus, Dated June 14, 2020 (as supplemented thereafter)

Disclosure Related to the Ashmore Emerging Markets Short Duration Select Fund (the “Fund”)

This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus of the Ashmore Emerging Markets Short Duration Select Fund dated June 14, 2020 (the “Prospectus”).

The following changes are effective immediately:

1. The following is added as a new seventh paragraph in the sub-section entitled “Principal Investment Strategies” in the section “Summary Information About the Fund—Ashmore Emerging Markets Short Duration Select Fund,” and corresponding changes are hereby made to the sub-section entitled “Principal Investment Strategies” in the section “Principal Investments and Strategies of the Fund”:

The Fund’s benchmark index, the JP Morgan CEMBI Investment Grade Broad Diversified (1-3 years) Index, is currently concentrated in the banking industry. Although the Fund is not an index fund and does not seek to replicate the performance of its benchmark index, it may concentrate its investments in the banking industry. As of the date of this prospectus, the Fund’s investments are concentrated in the banking industry.

2. The following are added as new principal risks in the sub-section entitled “Principal Risks” in the section “Summary Information About the Fund—Ashmore Emerging Markets Short Duration Select Fund,” and corresponding changes are hereby made to the sub-section entitled “Principal Risks” in the section “Principal Investments and Strategies of the Fund”:

Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;

Banking Industry Risk: Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in frontier markets may be ineffective and underdeveloped relative to more developed markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industry of frontier markets can be considered riskier than the U.S. banking industry.